Subsequent Events - Schedule of sales (Details) - Subsequent Event - USD ($) $ in Millions	Mar. 03, 2022	Feb. 01, 2022
150 Industrial Road
Subsequent Event [Line Items]
Ownership Percentage		98.00%
Net Sales Price		$ 147.7
Realized Gain on Sale		$ 49.5
Warwick Shopping Center
Subsequent Event [Line Items]
Ownership Percentage	100.00%
Net Sales Price	$ 11.8
Realized Gain on Sale	$ 0.3
South Denver Marketplace
Subsequent Event [Line Items]
Ownership Percentage	100.00%
Net Sales Price	$ 73.0
Realized Gain on Sale	$ 1.0